Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 16, 2022
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Bar Chart Table:
Annual Return 2023	3.63%